Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 25,457	$ 31,554	$ 37,517
Additions	(3,510)	(6,087)	(5,797)
Disposals		(74)	(3)
CTA	410	64	(163)
Ending Balance	22,357	25,457	31,554
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	80,327	80,437	80,416
Additions	2,497	69	420
Disposals		(74)	(3)
CTA	(459)	(105)	(396)
Ending Balance	82,365	80,327	80,437
Gross carrying amount [member] | Placement Agents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	35,284	35,350	35,335
Additions	2,000	3	276
CTA	(388)	(69)	(261)
Ending Balance	36,896	35,284	35,350
Gross carrying amount [member] | Contractual Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	44,156	44,156	44,156
Ending Balance	44,156	44,156	44,156
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	743	851	925
Additions	497	2	64
Disposals		(74)	(3)
Transfer	38
CTA	(63)	(36)	(135)
Ending Balance	1,215	743	851
Gross carrying amount [member] | Software Implementation Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	144	80
Additions		64	80
Transfer	(38)
CTA	(8)
Ending Balance	98	144	80
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(54,870)	(48,883)	(42,899)
Additions	(6,007)	(6,156)	(6,217)
CTA	869	169	233
Ending Balance	(60,008)	(54,870)	(48,883)
Accumulated depreciation, amortisation and impairment [member] | Placement Agents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(27,387)	(25,153)	(22,985)
Additions	(2,300)	(2,297)	(2,293)
CTA	772	63	125
Ending Balance	(28,915)	(27,387)	(25,153)
Accumulated depreciation, amortisation and impairment [member] | Contractual Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(26,805)	(23,042)	(19,279)
Additions	(3,623)	(3,763)	(3,763)
Ending Balance	(30,428)	(26,805)	(23,042)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(678)	(688)	(635)
Additions	(84)	(96)	(161)
CTA	97	106	108
Ending Balance	$ (665)	$ (678)	$ (688)